Employee benefit obligations - Defined benefit pension schemes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Service and administration costs	$ (11)	$ (10)	$ (13)
Finance expense	(5)	(5)	(3)
Total defined benefit pension costs including exceptional past service charges.	(16)	(19)	(16)
Cost of sales
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(8)	(8)	(11)
Exceptional past service charge		(4)
SGA
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ (3)	$ (2)	$ (2)